RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of changes in the fair value of warrant liabilities (Details) - USD ($)		1 Months Ended	2 Months Ended	5 Months Ended
	Aug. 04, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Public Warrants
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	$ 6,584,000
Change in valuation inputs or other assumptions			$ (879,000)	$ 6,267,000
Fair value		$ 5,705,000		12,851,000
Private Placement Warrants [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	4,364,000
Change in valuation inputs or other assumptions			(601,000)	4,304,000
Fair value		3,763,000		8,668,000
Warrant Liabilities
Restatement of Previously Issued Financial Statements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on August 4, 2020, pro forma for overallotment	$ 10,948,000
Change in valuation inputs or other assumptions			$ (1,480,000)	10,571,000
Fair value		$ 9,468,000		$ 21,519,000